Commitments and Contingencies	12 Months Ended
Oct. 30, 2016
Commitments and Contingencies
Commitments and Contingencies

Note N

Commitments and Contingencies

In order to ensure a steady supply of hogs and turkeys, and to keep the cost of products stable, the Company has entered into contracts with producers for the purchase of hogs and turkeys at formula-based prices over periods up to 10 years. The Company has also entered into grow-out contracts with independent farmers to raise turkeys for the Company for periods up to 25 years. Under these arrangements, the Company owns the livestock, feed, and other supplies while the independent farmers provide facilities and labor. The Company has also contracted for the purchase of corn, soybean meal, and other feed ingredients from independent suppliers for periods up to three years. Under these contracts, the Company is committed at October 30, 2016, to make purchases, assuming current price levels, as follows:

(in thousands)
2017	$ 957,418
2018	636,239
2019	378,857
2020	247,295
2021	150,233
Later Years	75,572
Total	$ 2,445,614

Purchases under these contracts for fiscal years 2016, 2015, and 2014 were $1.6 billion, $1.6 billion, and $2.2 billion, respectively.

The Company has noncancelable operating lease commitments on facilities and equipment at October 30, 2016, as follows:

(in thousands)
2017	$ 11,085
2018	7,700
2019	5,717
2020	4,294
2021	3,128
Later Years	4,154
Total	$ 36,078

The Company expensed $21.6 million, $22.4 million, and $21.1 million for rent in fiscal years 2016, 2015, and 2014, respectively.

The Company has commitments to expend approximately $165.4 million to complete construction in progress at various locations as of October 30, 2016.

The Company also has purchase obligations not reflected in the consolidated statements of financial position, representing open purchase orders and contracts related to the procurement of raw materials, supplies, and various services. As of October 30, 2016, commitments related to those purchase orders, and all known contracts exceeding $1.0 million, are shown below. The Company primarily purchases goods and services on an as-needed basis and therefore, amounts in the table represent only a portion of expected future cash expenditures.

(in thousands)
2017	$ 589,298
2018	140,924
2019	74,438
2020	64,599
2021	55,273
Later Years	134,010
Total	$ 1,058,542

As of October 30, 2016, the Company has $44.4 million of standby letters of credit issued on its behalf. The standby letters of credit are primarily related to the Company’s self-insured workers compensation programs. However, that amount also includes revocable standby letters of credit totaling $4.0 million for obligations of an affiliated party that may arise under workers compensation claims. Letters of credit are not reflected in the Company’s Consolidated Statements of Financial Position.

The Company is involved in litigation on an ongoing basis arising in the ordinary course of business. In the opinion of management, the outcome of litigation currently pending will not materially affect the Company’s results of operations, financial condition, or liquidity.